Segment information (Tables)	12 Months Ended
Aug. 31, 2025
Segment information
Summary of reportable business segments

Segment results for the fiscal year ended August 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	739,215	11,140,239	11,879,454
Sales of parts and boat maintenance	56,142	1,667,649	1,723,791
Boat rental and boat club membership revenue	144,332	27,675	172,007
Sale of powertrain systems	57,304	—	57,304

Segment revenues	996,993	12,835,563	13,832,556

Segment gross profit	44,330	4,722,164	4,766,494

Segment loss before taxes	(21,385,757)	(258,354)	(21,644,111)

Research and development	1,183,963	—	1,183,963
Office salaries and benefits	1,965,434	1,738,730	3,704,164
Selling and marketing expenses	2,711,685	1,102,170	3,813,855
Professional fees	3,283,330	53,017	3,336,347
Office and general	1,214,725	1,073,463	2,288,188
Goodwill impairment loss	15,082,026	—	15,082,026
Intangible asset impairment loss	380,457	—	380,457
Net finance expense (income)	(4,810,928)	680,428	(4,130,500)

Segment results for the fiscal year ended August 31, 2024

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	1,273,441	—	1,273,441
Sales of parts and boat maintenance	69,969	—	69,969
Boat rental and boat club membership revenue	1,446,420	—	1,446,420
Sale of powertrain systems	—	—	—

Segment revenues	2,789,650	—	2,789,650

Segment gross profit	1,101,543	—	1,101,543

Segment loss before taxes	(10,562,206)	—	(10,562,206)

Research and development	2,013,775	—	2,013,775
Office salaries and benefits	2,431,670	—	2,431,670
Selling and marketing expenses	1,486,975	—	1,486,975
Professional fees	2,390,369	—	2,390,369
Office and general	1,736,686	—	1,736,686
Goodwill impairment loss	6,372,394	—	6,372,394
Gain on deconsolidation of subsidiary	(67,379)	—	(67,379)
Net finance income	(5,498,656)	—	(5,498,656)

Segment results for the fiscal year ended August 31, 2023

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	959,832	—	959,832
Sales of parts and boat maintenance	241,153	—	241,153
Boat rental and boat club membership revenue	3,000,700	—	3,000,700
Sale of powertrain systems	—	—	—

Segment revenues	4,201,685	—	4,201,685

Segment gross profit	1,138,105	—	1,138,105

Segment loss before taxes	(15,712,360)	—	(15,712,360)

Research and development	4,237,638	—	4,237,638
Office salaries and benefits	2,981,097	—	2,981,097
Selling and marketing expenses	2,577,740	—	2,577,740
Professional fees	2,795,676	—	2,795,676
Office and general	2,302,420	—	2,302,420
Impairment loss on debentures	1,892,518	—	1,892,518
Net finance income	(1,126,041)	—	(1,126,041)

Segment assets and liabilities as at August 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Segment assets	23,943,258	45,969,999	69,913,257
Cash and cash equivalents	5,781,142	1,637,637	7,418,779
Inventory	5,296,466	31,575,181	36,871,647
Segment liabilities	3,865,964	57,596,291	61,462,255

Segment assets and liabilities as at August 31, 2024

	Vision Marine	NVG	Total
	$	$	$
Segment assets	8,456,101	—	8,456,101
Cash and cash equivalents	46,791	—	46,791
Inventory	4,602,540	—	4,602,540
Segment liabilities	6,226,709	—	6,226,709